THE MERGER FUND
100 Summit Lake Drive
Valhalla, NY 10595

January 28, 2008

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

Re:  The Merger Fund (the “Fund”)

Dear Ladies and Gentlemen:

On behalf of the Fund, this letter shall serve as certification under paragraph (j) of Rule 497 of the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of such Rule would not have differed from that contained in the Fund’s amendment to its Registration Statement as filed electronically on January 25, 2008.

/s/Frederick W. Green
Frederick W. Green
President